Summary of Changes in Accumulated Other Comprehensive Income (Loss) by Component (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Derivatives
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains (losses), net of tax	$ (4)	$ 9	$ (15)
Net change related to other comprehensive income (loss), tax	6	(4)	1
Investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrealized gains (losses), net of tax	247	(393)	(1,440)
Net change related to other comprehensive income (loss), tax	258	(373)	(1,428)
Translation adjustments and other
Accumulated Other Comprehensive Income (Loss) [Line Items]
Net change related to other comprehensive income (loss), tax	$ 0	$ 0	$ 0